Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events

12.	Subsequent Events

The Company evaluated subsequent events and transaction that occurred up to the date the financial statements were issued. Other than as described below and disclosed in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 14, 2023, Southland completed its Merger pursuant to the Merger Agreement as described in the Basis of Presentation. As contemplated by the Merger Agreement and as described in Southland’s definitive proxy statement filed with the Securities and Exchange Commission (“SEC”) on January 27, 2023 (“Proxy Statement”), (i) Legato’s name changed to “Southland Holdings, Inc.,” (ii) each share of common stock of Legato that was not redeemed remained as one share common stock of Southland, (iii) each warrant of Legato became a warrant to purchase one share of common stock of Southland, and (iv) Merger Sub merged with and into Southland LLC, with Southland LLC being the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of Southland.

Southland Holdings [Member]
Subsequent Events

22.	Subsequent Events

We have evaluated subsequent events through the date the financial statements were available for issuance to determine if their occurrence after the balance sheet date requires adjustment to the financial statements or disclosures. We have concluded no such adjustment is necessary.

On February 14, 2023, as contemplated by the Agreement and Plan of Merger, dated as of May 25, 2022 (the “Merger Agreement”), by and among the Company, Legato Merger Corp. II, a Delaware corporation (“Legato II”), and Legato Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Legato II (“Merger Sub”), and as described in Legato II’s definitive proxy statement filed with the Securities and Exchange Commission on January 27, 2023, Merger Sub merged with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of Legato II. In connection with the transactions contemplated by the Merger Agreement, Legato II changed its name to “Southland Holdings, Inc.”